8. INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details 1
2015	$ 64,286	$ 64,286
2016	64,286	64,286
2017	64,286	64,286
2018	64,286	64,286
2019	64,286	64,286
Thereafter	310,713	374,999
Finite-Lived Intangible Assets, Net	$ 632,143	$ 696,429	$ 760,714